Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	€ 13,247	€ 11,727	€ 9,668
Cost of revenue	9,850	8,801	7,077
Gross profit	3,397	2,926	2,591
Research and development	1,725	1,387	912
Sales and marketing	1,533	1,572	1,135
General and administrative	585	626	450
Total operating expense	3,843	3,585	2,497
Operating (loss)/income	(446)	(659)	94
Finance income	161	421	246
Finance costs	(220)	(132)	(91)
Finance (costs)/income - net	(59)	289	155
(Loss)/income before tax	(505)	(370)	249
Income tax expense	27	60	283
Net loss attributable to owners of the parent	€ (532)	€ (430)	€ (34)
Loss per share attributable to owners of the parent
Basic (euro per share)	€ (2.73)	€ (2.23)	€ (0.18)
Diluted (euro per share)	€ (2.73)	€ (2.93)	€ (1.03)
Weighted-average ordinary shares outstanding
Basic (in shares)	194,732,304	192,934,862	191,298,397
Diluted (in shares)	194,732,304	195,846,362	193,943,455